UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30, 2012

Date of reporting period: October 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Income Opportunities Fund

Semi-Annual Report

October 31, 2012

This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of October 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Income Opportunities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, high-yield corporate bonds performed well compared with U.S. Treasuries, as continued monetary accommodation from the Federal Reserve (Fed) strengthened the demand for securities with higher yields.

Dear Valued Shareholder:

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Income Opportunities Fund for the six-month period that ended October 31, 2012. During the period, high-yield corporate bonds performed well compared with U.S. Treasuries, as continued monetary accommodation from the Federal Reserve (Fed) seemed to strengthen the demand for securities with higher yields. Volatility rippled through the markets on and off throughout the period as deteriorating credit conditions in Europe routinely counteracted burgeoning trends of economic improvement in the U.S. Nonetheless, these periods of uncertainty strengthened the resolve of the Fed to keep monetary policy highly accommodative, which had a positive effect on the valuations of high-yield bonds. The lower-rated credit tiers and longest-maturity segments of the fixed-income market outperformed the higher-quality and shorter-maturity segments during the period.

Global credit markets were roiled by the European debt crisis.

The first months of 2012 saw strengthening investor confidence in the U.S. economy despite indications of a recession in Europe. The improving conditions in the U.S. led to greater confidence in the U.S. credit markets, which began to show some resistance to the credit problems of Europe. These leading events set the tone for the six-month period that began in May 2012. During those early months of 2012, the lowest-rated credit tiers of the U.S. domestic fixed-income markets generally performed the best, while the highest-quality credit tiers and U.S. Treasuries generally declined in value as their yields began to shift higher on expectations for a strengthening economy.

Unfortunately, the trends of improving credit confidence would not last and would be undermined by the woes of Europe. As Greece neared default on its sovereign debt again in May 2012, politicians began to hint at the possibility of Greece exiting the euro. Early that month, the default crisis in Europe had escalated to a debate over the viability of the euro, amplifying the crisis to an unprecedented level of worst-case consideration. Consequently, global investors once again rallied to the U.S. Treasury market, driving long-term Treasury yields to some of their lowest levels on record. That same month, U.S. Treasuries and the highest-rated credit tiers were the best performers, while the lower-rated credit tiers of the fixed-income markets underperformed.

High-yield corporate bonds rebounded convincingly in June 2012 and rallied throughout the remainder of the period.

It appeared that investors would continue to prefer higher-quality over riskier asset classes as long as the problems in Europe persisted. The crisis continued to deepen into July, prompting the International Monetary Fund to warn European policymakers of a significant risk of deflation. Running counter to the woes in Europe, U.S. credit markets began to improve in June, benefiting from consistent policy commitment by the Fed to maintain highly accommodative monetary conditions. In the U.S., the second half of June 2012 and the entire month of July 2012 saw strong performance in the high-yield and longer-maturity segments of the fixed-income markets as U.S. credit markets tried to remain isolated from the crisis in Europe.

European markets finally followed suit in August 2012 and into September and October 2012 as the European Central Bank (ECB) calmed market fears by announcing a program of “unlimited bond-buying” support and declaring to do

Letter to shareholders (unaudited)	Wells Fargo Advantage Income Opportunities Fund	3

“whatever it takes to preserve the euro.” Perhaps the most convincing statement of all for investors was Mario Draghi, the president of the ECB, declaring that “the euro is irreversible.” Global credit markets responded strongly through the final months of the period, with the lowest-rated securities performing best. Thus, despite intermittent spikes in risk aversion and profound concerns in Europe, the six-month period finished with a continued rally in the lower-rated areas of the fixed-income markets with notably strong performance from high-yield corporate bonds.

Recent events have not altered our message to shareholders. The heightened volatility of the past six months has often left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified1 investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Despite intermittent spikes in risk aversion and profound concerns in Europe, the six-month period finished with a continued rally in the lower-rated areas of the fixed-income markets with notably strong performance from high-yield corporate bonds.

4	Wells Fargo Advantage Income Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income. Capital appreciation is a secondary objective.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Niklas Nordenfelt, CFA

Phillip Susser

Average annual total returns1 (%) as of October 31, 2012

	1 year	5 year	Since inception 2-26-03
Based on market value	17.71	9.37	8.31
Based on net asset value (NAV) per share	15.36	6.53	8.29

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Adviser has committed through May 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s borrowing expenses to an amount that is 5 basis points lower than what the borrowing expenses would have been if the Fund had not redeemed its Auction Market Preferred Shares. The Fund’s gross and net expense ratios for the six months ended October 31, 2012, are 1.29% and 1.04%, respectively. Without these reductions, the Fund’s returns would have been lower.

Comparison of NAV vs. market value since inception[2]

The Fund is leveraged through a secured debt borrowing facility and may issue preferred shares. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market price of common shares. Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities.

1.	Total returns based on market value are calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total returns do not reflect brokerage commissions or sales charges. If these charges were included, the returns would be lower.

2.	This chart does not reflect any brokerage commissions or sales charges.

Performance highlights (unaudited)	Wells Fargo Advantage Income Opportunities Fund	5

MANAGER’S DISCUSSION

The Fund returned 17.71% during the 12 months ended October 31, 2012, based on market value. During the same period, the Fund’s return based on NAV was 15.36%.

Strategy

High-yield markets performed strongly during the period, benefiting from strengthening corporate balance sheets with large cash positions, cheap and abundant financing, central bank policies that encouraged low rates and sustained liquidity, and a manageable maturity schedule for issuers of high-yield bonds. The dearth of defaults also created a favorable backdrop for investors seeking yield. Defaults have been low thanks to strong corporate fundamentals consisting of decent earnings and strong balance sheets flush with cash.

Global growth forecasts were lowered and manufacturing slowed within the U.S. in response to European weakness and a slowing Chinese economy. The Federal Reserve Board (Fed) pledged open-ended and unlimited asset purchases (currently targeting $40bn/month of mortgage-backed securities), a continuation of “Operation Twist” (effectively selling short-term U.S. Treasuries to fund purchases of long-term U.S. Treasuries) and a promise to keep the federal funds rate at essentially zero through mid-2015. With evidence of economic slowdown and little visibility into sustained labor improvement, investors seemed to begrudgingly accept a scenario of a prolonged period of low rates (with demand for treasuries being driven almost exclusively by Fed purchases; also known as money printing) which seems to have driven cash into “riskier” assets such as high yield and equities. Markets also benefited from actions out of the European Central Bank which included statements of unlimited bond purchases through the Outright Monetary Transactions (OMT) program.

Ten largest holdings[3] (%) as of October 31, 2012
Texas Competitive Electric Holdings LLC, 3.75%, 10-10-14	3.31
Sprint Capital Corporation, 6.88%, 11-15-28	2.38
Jabil Circuit Incorporated, 8.25%, 3-15-18	2.27
Dupont Fabros Technology Incorporated, 8.50%, 12-15-17	1.81
Nielsen Finance LLC Company, 7.75%, 10-15-18	1.80
E*TRADE Financial Corporation, 12.50%, 11-30-17	1.57
Service Corporation International, 7.50%, 4-1-27	1.42
Ally Financial Incorporated, 8.30%, 2-12-15	1.40
Gray Television Incorporated, 10.50%, 6-29-15	1.40
Local TV Finance LLC, 9.25%, 6-15-15	1.40

Credit quality[4] as of October 31, 2012

Contributors to performance

The Fund benefited from the positive forces pushing bond prices higher and yields lower. Individual credit selection in specific securities with the potential for significant price appreciation helped performance of the Fund during the period.

Detractors from performance

Our holdings were positioned more conservatively than the broader high-yield market in anticipation of a more challenging economic environment. This positioning detracted from relative performance as “riskier” bonds with either lower quality or longer maturities generally outperformed. The Fund’s holdings were focused on slightly higher credit qualities (while still remaining in high-yield) and issuers with more stable revenue profiles in industries less exposed to cyclical volatility.

Management outlook

Looking forward, highly accommodative monetary policy combined with strong corporate balance sheets offers a near-perfect backdrop of liquidity for high-yield companies to weather a slower revenue growing environment. We feel that the outlook for high-yield markets demonstrates the potential for continued

3.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

4.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

6	Wells Fargo Advantage Income Opportunities Fund	Performance highlights (unaudited)

Effective maturity distribution[5] as of October 31, 2012

positive performance but at a more modest pace, and that high yield remains a favorable investment alternative to lower-yielding areas of the fixed-income markets.

Strong corporate balance sheets with low refinancing rates and extraordinary access to capital offer a near-perfect backdrop of liquidity and plenty of “runway” for companies to weather a slower revenue-growing environment, in our view. Indeed, we feel the majority of U.S. companies within high yield have sufficient cash cushion to absorb a slight recession before a consideration of default risk meaningfully increases.

5.	Percentages are subject to change and are calculated based on the total long-term investments of the Fund.

Portfolio of investments—October 31, 2012 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	7

Security name			Shares	Value

Common Stocks: 0.14%

Consumer Discretionary: 0.00%

Hotels, Restaurants & Leisure: 0.00%
Trump Entertainment Resorts Incorporated †(i)			2,149	$4,298

Telecommunication Services: 0.14%

Diversified Telecommunication Services: 0.14%
Fairpoint Communications Incorporated †			134,376	986,320

Total Common Stocks (Cost $3,109,765)				990,618

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 112.47%

Consumer Discretionary: 27.11%

Auto Components: 2.18%
Allison Transmission Incorporated 144A	7.13%	5-15-19	$6,375,000	6,781,374
Cooper Tire & Rubber Company	7.63	3-15-27	4,455,000	4,538,531
Cooper Tire & Rubber Company	8.00	12-15-19	150,000	168,188
Goodyear Tire & Rubber Company	7.00	5-15-22	700,000	734,125
Penske Automotive Group Incorporated 144A	5.75	10-1-22	250,000	254,688
United Rentals Financing Escrow Corporation 144A	5.75	7-15-18	2,675,000	2,875,625

				15,352,531

Diversified Consumer Services: 2.73%
Service Corporation International	6.75	4-1-16	1,250,000	1,390,625
Service Corporation International	7.00	6-15-17	1,250,000	1,431,250
Service Corporation International	7.00	5-15-19	1,125,000	1,231,875
Service Corporation International	7.50	4-1-27	9,376,000	9,985,440
Service Corporation International	7.63	10-1-18	1,100,000	1,300,750
Service Corporation International	8.00	11-15-21	885,000	1,086,338
Sotheby’s 144A	5.25	10-1-22	2,755,000	2,796,325

				19,222,603

Hotels, Restaurants & Leisure: 7.59%
Ameristar Casinos Incorporated	7.50	4-15-21	5,502,000	5,887,140
Burger King Corporation	9.88	10-15-18	1,600,000	1,852,000
CCM Merger Incorporated 144A	9.13	5-1-19	6,890,000	6,872,775
CityCenter Holdings LLC 144A	7.63	1-15-16	1,700,000	1,810,500
CityCenter Holdings LLC	7.63	1-15-16	350,000	373,625
CityCenter Holdings LLC ¥	10.75	1-15-17	3,471,305	3,670,905
DineEquity Incorporated	9.50	10-30-18	8,475,000	9,544,969
Greektown Superholdings Incorporated Series A	13.00	7-1-15	6,812,000	7,314,385
Greektown Superholdings Incorporated Series B	13.00	7-1-15	1,475,000	1,583,781
NAI Entertainment Holdings LLC 144A	8.25	12-15-17	4,878,000	5,426,775
Penn National Gaming Incorporated	8.75	8-15-19	1,499,000	1,675,133
Ruby Tuesday Incorporated 144A	7.63	5-15-20	3,700,000	3,510,375
Scientific Games Corporation	9.25	6-15-19	1,130,000	1,257,125

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Speedway Motorsports Incorporated	6.75%	2-1-19	$450,000	$478,125
Speedway Motorsports Incorporated	8.75	6-1-16	2,075,000	2,235,813

				53,493,426

Household Durables: 0.14%
American Greetings Corporation	7.38	12-1-21	950,000	979,688

Media: 12.69%
Cablevision Systems Corporation	8.63	9-15-17	2,975,000	3,473,313
CCH II Capital Corporation	13.50	11-30-16	5,301,690	5,699,317
CCO Holdings LLC	6.50	4-30-21	5,275,000	5,604,688
CCO Holdings LLC	7.00	1-15-19	2,075,000	2,230,625
CCO Holdings LLC	7.88	4-30-18	300,000	324,000
CCO Holdings LLC	8.13	4-30-20	746,000	839,250
Cinemark USA Incorporated	7.38	6-15-21	1,525,000	1,681,313
Cinemark USA Incorporated	8.63	6-15-19	4,765,000	5,277,238
CSC Holdings LLC	7.63	7-15-18	650,000	752,375
CSC Holdings LLC	7.88	2-15-18	1,650,000	1,914,000
CSC Holdings LLC	8.50	4-15-14	200,000	219,250
DISH DBS Corporation	7.88	9-1-19	2,260,000	2,649,850
EchoStar DBS Corporation	7.13	2-1-16	1,160,000	1,296,300
EchoStar DBS Corporation	7.75	5-31-15	650,000	731,250
Gray Television Incorporated 144A	7.50	10-1-20	5,575,000	5,505,313
Gray Television Incorporated	10.50	6-29-15	9,133,000	9,869,120
Lamar Media Corporation	5.88	2-1-22	1,625,000	1,722,500
Lamar Media Corporation	7.88	4-15-18	4,090,000	4,499,000
Lamar Media Corporation Series C	9.75	4-1-14	925,000	1,026,750
LIN Television Corporation 144A	6.38	1-15-21	500,000	506,250
LIN Television Corporation	8.38	4-15-18	3,475,000	3,753,000
Local TV Finance LLC 144A	9.25	6-15-15	9,693,218	9,850,733
National CineMedia LLC 144A	6.00	4-15-22	3,635,000	3,834,925
National CineMedia LLC	7.88	7-15-21	1,150,000	1,256,375
Nexstar Broadcasting Incorporated 144A%%	6.88	11-15-20	2,285,000	2,290,713
Regal Cinemas Corporation	8.63	7-15-19	6,665,000	7,331,500
Salem Communications Corporation	9.63	12-15-16	4,754,000	5,288,825

				89,427,773

Specialty Retail: 1.78%
Gap Incorporated	5.95	4-12-21	1,175,000	1,334,234
Limited Brands Incorporated	6.63	4-1-21	925,000	1,057,969
RadioShack Corporation	6.75	5-15-19	3,925,000	2,453,125
Rent-A-Center Incorporated	6.63	11-15-20	1,940,000	2,097,625
Toys “R” Us Property Company I LLC	10.75	7-15-17	1,225,000	1,324,531
Toys “R” Us Property Company II LLC	8.50	12-1-17	4,025,000	4,321,844

				12,589,328

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2012 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 0.55%

Food Products: 0.55%
B&G Foods Incorporated	7.63%	1-15-18	$405,000	$436,388
Dole Food Company Incorporated	13.88	3-15-14	3,075,000	3,459,375

				3,895,763

Energy: 18.56%

Energy Equipment & Services: 4.77%
Dresser Rand Group Incorporated	6.50	5-1-21	1,825,000	1,916,250
Gulfmark Offshore Incorporated 144A	6.38	3-15-22	4,325,000	4,508,813
Hornbeck Offshore Services Incorporated Series B	5.88	4-1-20	750,000	763,125
Hornbeck Offshore Services Incorporated Series B	8.00	9-1-17	4,920,000	5,264,400
NGPL PipeCo LLC 144A	7.12	12-15-17	625,000	670,313
NGPL PipeCo LLC 144A	7.77	12-15-37	4,575,000	4,700,813
NGPL PipeCo LLC 144A	9.63	6-1-19	5,370,000	6,175,500
Oil States International Incorporated	6.50	6-1-19	3,354,000	3,563,625
PHI Incorporated	8.63	10-15-18	5,725,000	6,039,875

				33,602,714

Oil, Gas & Consumable Fuels: 13.79%
Crestwood Midstream Partners LP	7.75	4-1-19	1,350,000	1,380,375
CVR Refining LLC 144A	6.50	11-1-22	2,850,000	2,793,000
Denbury Resources Incorporated	6.38	8-15-21	700,000	766,500
Denbury Resources Incorporated	8.25	2-15-20	5,965,000	6,755,363
El Paso Corporation	6.50	9-15-20	1,155,000	1,302,536
El Paso Corporation	7.00	6-15-17	3,183,000	3,635,384
El Paso Corporation	7.42	2-15-37	1,820,000	1,998,640
El Paso Corporation	7.80	8-1-31	3,050,000	3,623,107
El Paso Natural Gas Corporation	7.25	6-1-18	3,149,000	3,634,472
Encore Acquisition Company	9.50	5-1-16	700,000	754,250
Energy Transfer Equity LP	7.50	10-15-20	5,950,000	6,768,125
Ferrellgas Partners LP	9.13	10-1-17	4,925,000	5,269,750
HollyFrontier Corporation	9.88	6-15-17	4,265,000	4,648,850
Petrohawk Energy Corporation	7.88	6-1-15	2,045,000	2,131,765
Petrohawk Energy Corporation	10.50	8-1-14	1,065,000	1,147,538
Pioneer Natural Resources Company	7.50	1-15-20	3,170,000	4,058,833
Plains Exploration & Production Company	8.63	10-15-19	6,380,000	7,033,950
Pride International Incorporated	8.50	6-15-19	210,000	283,315
Rockies Express Pipeline LLC 144A	3.90	4-15-15	3,475,000	3,440,250
Rockies Express Pipeline LLC 144A	5.63	4-15-20	700,000	666,750
Rockies Express Pipeline LLC 144A	6.88	4-15-40	9,455,000	8,225,850
Rockies Express Pipeline LLC 144A	7.50	7-15-38	1,800,000	1,674,000
Sabine Pass LNG LP 144A	6.50	11-1-20	8,485,000	8,654,700
Sabine Pass LNG LP	7.50	11-30-16	8,775,000	9,586,688
Suburban Propane Partners LP	7.38	3-15-20	575,000	609,500
Suburban Propane Partners LP 144A	7.38	8-1-21	805,000	861,350
Suburban Propane Partners LP 144A	7.50	10-1-18	802,000	862,150
Susser Holdings LLC	8.50	5-15-16	2,000,000	2,140,000
Tesoro Corporation	9.75	6-1-19	2,185,000	2,515,481

				97,222,472

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financials: 20.96%

Capital Markets: 1.82%
E*TRADE Financial Corporation	12.50%	11-30-17	$9,741,000	$11,031,683
Oppenheimer Holdings Incorporated	8.75	4-15-18	1,765,000	1,817,950

				12,849,633

Commercial Banks: 2.87%
CIT Group Incorporated 144A	4.75	2-15-15	3,475,000	3,596,625
CIT Group Incorporated	5.00	5-15-17	425,000	447,865
CIT Group Incorporated 144A	5.25	4-1-14	7,275,000	7,547,813
CIT Group Incorporated	5.25	3-15-18	875,000	929,688
CIT Group Incorporated 144A	5.50	2-15-19	2,225,000	2,372,406
Emigrant Bancorp Incorporated (i)144A	6.25	6-15-14	5,725,000	5,314,552

				20,208,949

Consumer Finance: 11.17%
Ally Financial Incorporated	5.50	2-15-17	1,325,000	1,401,601
Ally Financial Incorporated	8.30	2-12-15	8,820,000	9,880,605
American General Finance Corporation	5.40	12-1-15	2,800,000	2,618,000
American General Finance Corporation	5.75	9-15-16	2,325,000	2,075,063
American General Finance Corporation	6.50	9-15-17	550,000	487,091
Clearwire Communications Finance Corporation 144A	12.00	12-1-15	5,420,000	5,760,900
Ford Motor Credit Company LLC	7.00	10-1-13	500,000	526,288
Ford Motor Credit Company LLC	8.00	12-15-16	200,000	242,128
General Motors Financial Company Incorporated 144A	4.75	8-15-17	475,000	486,119
General Motors Financial Company Incorporated	6.75	6-1-18	2,325,000	2,576,528
GMAC LLC	6.75	12-1-14	2,344,000	2,525,660
GMAC LLC	7.50	12-31-13	6,855,000	7,274,869
Homer City Funding LLC (s)	8.73	10-1-26	2,753,736	3,015,341
International Lease Finance Corporation	6.38	3-25-13	865,000	880,138
International Lease Finance Corporation 144A	6.75	9-1-16	2,200,000	2,486,000
International Lease Finance Corporation 144A	7.13	9-1-18	515,000	605,125
International Lease Finance Corporation	8.63	9-15-15	1,700,000	1,914,200
JBS USA Finance Incorporated	11.63	5-1-14	8,465,000	9,480,800
Level 3 Financing Incorporated	10.00	2-1-18	4,555,000	5,078,825
Nielsen Finance LLC Company 144A	4.50	10-1-20	515,000	512,425
Nielsen Finance LLC Company	7.75	10-15-18	11,270,000	12,678,750
Springleaf Finance Corporation	6.90	12-15-17	7,050,000	6,204,000

				78,710,456

Diversified Financial Services: 2.19%
Fidelity National Information Services Incorporated	5.00	3-15-22	500,000	510,000
Hub International Limited Company 144A	8.13	10-15-18	3,930,000	4,038,075
Neuberger Berman Group LLC 144A	5.63	3-15-20	900,000	945,000
Neuberger Berman Group LLC 144A	5.88	3-15-22	1,125,000	1,198,125
Nuveen Investments †	5.50	9-15-15	5,800,000	5,539,000
USI Holdings Corporation 144A ±	4.31	11-15-14	1,175,000	1,139,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2012 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
USI Holdings Corporation 144A	9.75%	5-15-15	$2,055,000	$2,085,825

				15,455,775

Real Estate Management & Development: 0.45%
Ashtead Capital Incorporated 144A	6.50	7-15-22	3,025,000	3,191,375

REITs: 2.46%
Dupont Fabros Technology Incorporated	8.50	12-15-17	11,580,000	12,738,000
Host Hotels & Resorts Incorporated	9.00	5-15-17	490,000	531,650
Omega Healthcare Investors Incorporated	5.88	3-15-24	325,000	346,125
Omega Healthcare Investors Incorporated	6.75	10-15-22	3,375,000	3,678,750

				17,294,525

Health Care: 6.01%

Health Care Equipment & Supplies: 0.29%
Hologic Incorporated 144A	6.25	8-1-20	1,915,000	2,029,900

Health Care Providers & Services: 5.03%
Apria Healthcare Group Incorporated	11.25	11-1-14	1,340,000	1,380,200
AVIV Health Care Incorporated	7.75	2-15-19	3,725,000	3,925,219
Centene Corporation	5.75	6-1-17	1,925,000	2,069,375
Community Health Systems Incorporated	5.13	8-15-18	625,000	648,438
Community Health Systems Incorporated	7.13	7-15-20	1,325,000	1,401,188
DaVita HealthCare Partners Incorporated	5.75	8-15-22	1,360,000	1,421,200
Emergency Medical Services Corporation	8.13	6-1-19	800,000	848,000
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-19	1,800,000	1,894,500
Fresenius Medical Care Holdings Incorporated	6.88	7-15-17	700,000	803,250
HCA Incorporated	4.75	5-1-23	550,000	550,000
HCA Incorporated	5.88	3-15-22	750,000	804,375
HCA Incorporated	6.50	2-15-20	5,675,000	6,270,875
HCA Incorporated	7.50	11-15-95	1,350,000	1,154,250
HCA Incorporated	8.50	4-15-19	375,000	421,406
Health Management plc	6.13	4-15-16	475,000	517,750
HealthSouth Corporation	5.75	11-1-24	1,375,000	1,388,750
HealthSouth Corporation	7.25	10-1-18	675,000	729,000
HealthSouth Corporation	7.75	9-15-22	675,000	739,125
MPT Operating Partnership LP	6.38	2-15-22	775,000	807,938
MPT Operating Partnership LP	6.88	5-1-21	3,175,000	3,429,000
PSS World Medical Incorporated	6.38	3-1-22	640,000	764,000
Sabra Health Care LP	8.13	11-1-18	2,850,000	3,056,625
Tenet Healthcare Corporation 144A	4.75	6-1-20	250,000	247,813
Tenet Healthcare Corporation	10.00	5-1-18	150,000	171,000

				35,443,277

Pharmaceuticals: 0.69%
Mylan Incorporated 144A	6.00	11-15-18	1,300,000	1,384,500

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Mylan Incorporated 144A	7.63%	7-15-17	$1,400,000	$1,561,000
Mylan Incorporated 144A	7.88	7-15-20	1,725,000	1,947,094

				4,892,594

Industrials: 4.97%

Aerospace & Defense: 0.56%
Geoeye Incorporated	9.63	10-1-15	1,140,000	1,268,250
TransDigm Group Incorporated 144A	5.50	10-15-20	510,000	516,375
TransDigm Group Incorporated	7.75	12-15-18	1,939,000	2,137,748

				3,922,373

Air Freight & Logistics: 0.37%
Bristow Group Incorporated	6.25	10-15-22	2,495,000	2,610,394

Commercial Services & Supplies: 2.26%
Corrections Corporation of America	7.75	6-1-17	2,110,000	2,255,063
Covanta Holding Corporation	6.38	10-1-22	900,000	978,995
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-96	1,225,000	1,139,250
Geo Group Incorporated	7.75	10-15-17	2,955,000	3,209,869
Interface Incorporated	7.63	12-1-18	300,000	324,375
Iron Mountain Incorporated	5.75	8-15-24	475,000	473,813
Iron Mountain Incorporated	8.38	8-15-21	4,095,000	4,524,975
KAR Holdings Incorporated ±	4.44	5-1-14	3,013,000	3,013,030

				15,919,370

Machinery: 1.08%
Cleaver-Brooks Incorporated 144A	12.25	5-1-16	1,440,000	1,542,600
Columbus McKinnon Corporation	7.88	2-1-19	1,575,000	1,689,188
H&E Equipment Services Incorporated 144A	7.00	9-1-22	3,490,000	3,629,600
Titan International Incorporated	7.88	10-1-17	700,000	740,250

				7,601,638

Professional Services: 0.66%
Affinia Group Incorporated 144A	10.75	8-15-16	184,000	199,180
Interactive Data Corporation	10.25	8-1-18	4,005,000	4,485,600

				4,684,780

Transportation Infrastructure: 0.04%
Overseas Shipholding Group	7.50	2-15-24	1,250,000	325,000

Information Technology: 10.52%

Communications Equipment: 0.78%
Allbritton Communications Company	8.00	5-15-18	3,274,000	3,552,290
Lucent Technologies Incorporated	6.45	3-15-29	3,100,000	1,960,750

				5,513,040

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2012 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Computers & Peripherals: 0.69%
NCR Corporation 144A	5.00%	7-15-22	$4,760,000	$4,861,150

Electronic Equipment, Instruments & Components: 2.71%
CDW Financial Corporation	12.54	10-12-17	2,900,000	3,106,625
Jabil Circuit Incorporated	8.25	3-15-18	13,532,000	15,967,760

				19,074,385

Internet Software & Services: 0.35%
Equinix Incorporated	7.00	7-15-21	125,000	138,750
Equinix Incorporated	8.13	3-1-18	2,125,000	2,337,500

				2,476,250

IT Services: 5.70%
Audatex North American Incorporated 144A	6.75	6-15-18	1,375,000	1,474,688
Fidelity National Information Services Incorporated	7.63	7-15-17	875,000	954,844
Fidelity National Information Services Incorporated	7.88	7-15-20	3,200,000	3,576,000
First Data Corporation 144A	6.75	11-1-20	2,025,000	2,025,000
First Data Corporation 144A	7.38	6-15-19	1,325,000	1,371,375
First Data Corporation	11.25	3-31-16	8,500,000	8,308,750
SunGard Data Systems Incorporated 144A%%	6.63	11-1-19	2,325,000	2,345,344
SunGard Data Systems Incorporated	7.38	11-15-18	5,120,000	5,510,400
SunGard Data Systems Incorporated	7.63	11-15-20	650,000	706,063
SunGard Data Systems Incorporated	10.25	8-15-15	7,664,750	7,841,039
TW Telecommunications Holdings Incorporated 144A	5.38	10-1-22	4,545,000	4,669,988
TW Telecommunications Holdings Incorporated	8.00	3-1-18	1,272,000	1,399,200

				40,182,691

Software: 0.29%
Nuance Communications Incorporated 144A	5.38	8-15-20	1,975,000	2,014,500

Materials: 2.63%

Chemicals: 0.75%
Celanese US Holdings LLC	5.88	6-15-21	440,000	490,050
Huntsman International LLC	5.50	6-30-16	2,855,000	2,862,138
Tronox Finance LLC 144A	6.38	8-15-20	1,955,000	1,950,113

				5,302,301

Containers & Packaging: 1.16%
Ball Corporation	5.00	3-15-22	475,000	501,125
Ball Corporation	5.75	5-15-21	400,000	430,000
Ball Corporation	6.75	9-15-20	375,000	411,563
Crown Americas LLC	6.25	2-1-21	515,000	568,431
Crown Americas LLC	7.63	5-15-17	950,000	1,009,375
Owens-Brockway Glass Container Incorporated	3.00	6-1-15	2,020,000	1,988,438
Owens-Illinois Incorporated	7.80	5-15-18	837,000	962,550
Silgan Holdings Incorporated	5.00	4-1-20	2,250,000	2,311,875

				8,183,357

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining: 0.00%
Indalex Holdings Corporation (i)(s)(a)	11.50%	2-1-14	$5,985,000	$0

Paper & Forest Products: 0.72%
Clearwater Paper Corporation	10.63	6-15-16	1,175,000	1,293,969
Georgia-Pacific LLC	8.88	5-15-31	2,430,000	3,763,995

				5,057,964

Telecommunication Services: 14.30%

Diversified Telecommunication Services: 6.87%
Avaya Incorporated	9.75	11-1-15	1,150,000	1,023,500
Citizens Communications Company	7.88	1-15-27	4,205,000	4,236,538
FairPoint Communications Incorporated 144A	10.88	4-1-17	2,550,000	2,817,750
Frontier Communications Corporation	8.13	10-1-18	1,980,000	2,242,350
Frontier Communications Corporation	8.25	4-15-17	2,380,000	2,742,950
Frontier Communications Corporation	8.50	4-15-20	1,000,000	1,155,000
GCI Incorporated	6.75	6-1-21	1,075,000	1,075,000
GCI Incorporated	8.63	11-15-19	8,750,000	9,450,000
Qwest Corporation	7.13	11-15-43	1,810,000	1,823,575
Qwest Corporation	7.25	9-15-25	2,755,000	3,265,901
Qwest Corporation	7.63	8-3-21	440,000	496,085
SBA Telecommunications Incorporated 144A	5.75	7-15-20	2,795,000	2,906,800
SBA Telecommunications Incorporated	8.25	8-15-19	93,000	103,928
Syniverse Holdings Incorporated	9.13	1-15-19	8,545,000	9,100,425
Windstream Corporation	7.88	11-1-17	5,380,000	5,991,975

				48,431,777

Wireless Telecommunication Services: 7.43%
CC Holdings GS V LLC/Crown Castle GS III Corporation 144A	7.75	5-1-17	650,000	692,250
Cricket Communications Incorporated	7.75	10-15-20	3,200,000	3,300,000
Cricket Communications Incorporated Series I	7.75	5-15-16	3,355,000	3,547,913
Crown Castle International Corporation 144A	5.25	1-15-23	4,475,000	4,631,625
Crown Castle International Corporation	7.13	11-1-19	165,000	181,088
Crown Castle International Corporation	9.00	1-15-15	650,000	695,500
iPCS Incorporated ¥	3.69	5-1-14	2,607,559	2,594,521
MetroPCS Communications Incorporated	6.63	11-15-20	4,975,000	5,348,125
MetroPCS Communications Incorporated	7.88	9-1-18	1,050,000	1,149,750
Nextel Communications Series F	5.95	3-15-14	3,315,000	3,319,144
SBA Communications Corporation 144A	5.63	10-1-19	270,000	274,388
Sprint Capital Corporation	6.88	11-15-28	16,375,000	16,743,438
Sprint Capital Corporation	8.75	3-15-32	6,270,000	7,398,600
Sprint Nextel Corporation 144A	9.00	11-15-18	750,000	926,250
Sprint Nextel Corporation	11.50	11-15-21	1,200,000	1,596,000

				52,398,592

Utilities: 6.86%

Electric Utilities: 3.35%
DPL Incorporated	7.25	10-15-21	2,825,000	3,185,188
Energy Future Holding Corporation 144A	6.88	8-15-17	875,000	885,938

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2012 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Energy Future Holdings Corporation	10.00%	12-1-20	$150,000	$163,875
IPALCO Enterprises Incorporated	5.00	5-1-18	2,050,000	2,162,750
IPALCO Enterprises Incorporated 144A	7.25	4-1-16	3,783,000	4,212,166
Mirant Mid-Atlantic LLC Series C	10.06	12-30-28	7,560,525	8,392,182
Otter Tail Corporation	9.00	12-15-16	3,985,000	4,612,638

				23,614,737

Gas Utilities: 0.41%
AmeriGas Finance LLC	6.75	5-20-20	1,425,000	1,531,875
AmeriGas Finance LLC	7.00	5-20-22	1,225,000	1,330,656

				2,862,531

Independent Power Producers & Energy Traders: 3.10%
Calpine Construction Finance Corporation 144A	7.25	10-15-17	8,725,000	9,248,500
Calpine Construction Finance Corporation 144A	8.00	6-1-16	2,700,000	2,882,250
NRG Energy Incorporated	8.50	6-15-19	3,675,000	3,978,188
NSG Holdings LLC (i) 144A	7.75	12-15-25	1,590,000	1,637,700
Reliant Energy Incorporated	7.63	6-15-14	1,020,000	1,091,400
Reliant Energy Incorporated	9.24	7-2-17	2,021,662	2,208,666
Reliant Energy Incorporated	9.68	7-2-26	780,000	834,600

				21,881,304

Total Corporate Bonds and Notes (Cost $749,615,015)				792,780,916

	Dividend yield		Shares
Preferred Stocks: 0.20%

Financials: 0.20%

Diversified Financial Services: 0.20%
GMAC Capital Trust I ±	6.34		53,000	1,385,420

Total Preferred Stocks (Cost $1,325,000)				1,385,420

	Interest rate		Principal
Term Loans: 11.26%
Advantage Sales & Marketing LLC	9.25%	6-18-18	$900,000	900,000
Capital Automotive LP	5.25	3-10-17	6,869,978	6,904,328
CCM Merger Incorporated	6.00	3-1-17	6,222,707	6,284,935
Coinmach Corporation	3.21	11-20-14	6,538,166	6,320,249
Energy Transfer Equity LP	3.75	3-21-17	3,250,000	3,236,188
Fairpoint Communications Incorporated	6.50	1-22-16	5,215,056	4,844,422
Federal Mogul Corporation	2.15	12-29-14	2,569,478	2,404,595
Federal Mogul Corporation	2.15	12-28-15	1,702,732	1,593,468
First Data Corporation	2.96	9-24-14	127,258	126,980
First Data Corporation	2.96	9-24-14	237,585	237,065
First Data Corporation	2.96	9-24-14	65,916	65,772
Focus Brands Incorporated	10.25	8-22-18	2,900,000	2,929,000
HHI Holdings LLC <	0.00	10-3-18	2,957,470	2,945,138
Level 3 Financing Incorporated	4.75	2-1-16	6,600,000	6,663,954

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments—October 31, 2012 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Term Loans (continued)
Merisant Company (i)	7.50%	1-8-14	$1,351,688	$1,339,860
Springleaf Finance Corporation	5.50	5-5-17	1,350,000	1,330,763
Tallgrass Energy Partners LP <	0.00	10-25-18	4,730,573	4,730,573
Texas Competitive Electric Holdings LLC	3.75	10-10-14	34,355,889	23,304,630
United Surgical Partners International Incorporated	6.00	3-19-19	2,238,750	2,257,399
Web Service Company LLC	7.00	8-28-14	982,117	977,206

Total Term Loans (Cost $81,533,906)				79,396,525

Yankee Corporate Bonds and Notes: 5.75%

Consumer Discretionary: 0.50%

Media: 0.50%
Videotron Limited	5.00	7-15-22	1,745,000	1,806,075
Videotron Limited	6.38	12-15-15	100,000	101,750
Videotron Limited	9.13	4-15-18	1,525,000	1,645,094

				3,552,919

Energy: 0.81%

Oil, Gas & Consumable Fuels: 0.81%
Griffin Coal Mining Company Limited (s)	9.50	12-1-16	499,568	415,890
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-16	3,649,845	3,038,496
Ship Finance International Limited	8.50	12-15-13	2,250,000	2,252,813

				5,707,199

Financials: 0.30%

Consumer Finance: 0.30%
Wind Acquisition Finance SpA 144A	11.75	7-15-17	2,205,000	2,149,875

Diversified Financial Services: 0.00%
Preferred Term Securities XII Limited (i)(s)±	1.97	12-24-33	1,540,000	462

Information Technology: 0.79%

Computers & Peripherals: 0.79%
Seagate Technology HDD Holdings	6.80	10-1-16	1,275,000	1,408,875
Seagate Technology HDD Holdings	6.88	5-1-20	650,000	677,625
Seagate Technology HDD Holdings	7.00	11-1-21	725,000	757,625
Seagate Technology HDD Holdings	7.75	12-15-18	2,500,000	2,712,500

				5,556,625

Materials: 0.94%

Metals & Mining: 0.68%
Novelis Incorporated	7.25	2-15-15	630,000	637,610
Novelis Incorporated	8.38	12-15-17	1,100,000	1,196,250
Novelis Incorporated	8.75	12-15-20	2,675,000	2,949,188

				4,783,048

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—October 31, 2012 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Paper & Forest Products: 0.26%
Sappi Limited 144A	7.50%	6-15-32	$2,155,000	$1,837,138

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 2.05%
Intelsat Jackson Holdings Limited	7.25	4-1-19	5,475,000	5,871,938
Intelsat Jackson Holdings Limited	7.50	4-1-21	2,214,000	2,374,515
Intelsat Jackson Holdings SA 144A	7.25	10-15-20	1,525,000	1,616,500
Intelsat Jackson Holdings SA	7.25	10-15-20	1,700,000	1,806,250
Intelsat Luxembourg SA ¥	11.50	2-4-17	2,650,000	2,789,125

				14,458,328

Wireless Telecommunication Services: 0.36%
Digicel Group Limited 144A	12.00	4-1-14	870,000	961,350
Telesat Canada Incorporated 144A	6.00	5-15-17	1,475,000	1,537,688

				2,499,038

Total Yankee Corporate Bonds and Notes (Cost $38,357,547)				40,544,632

	Yield		Shares
Short-Term Investments: 3.12%

Investment Companies: 3.12%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.17		21,956,846	21,956,846

Total Short-Term Investments (Cost $21,956,846)				21,956,846

Total investments in securities
(Cost $895,898,079) *	132.94%	937,054,957
Other assets and liabilities, net	(32.94)	(232,189,521)

Total net assets	100.00%	$704,865,436

†	Non-income-earning security

(i)	Illiquid security for which the designation as illiquid is unaudited.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

%%	Security issued on a when-issued basis.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

±	Variable rate investment

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued or unfunded loans.

*	Cost for federal income tax purposes is $904,809,591 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$51,907,272
Gross unrealized depreciation	(19,661,906)

Net unrealized appreciation	$32,245,366

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Income Opportunities Fund	Statement of assets and liabilities—October 31, 2012 (unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$915,098,111
In affiliated securities, at value (see cost below)	21,956,846

Total investments, at value (see cost below)	937,054,957
Receivable for investments sold	1,002,364
Principal paydown receivable	64,100
Receivable for interest and dividends	16,614,822
Prepaid expenses and other assets	44,128

Total assets	954,780,371

Liabilities
Dividends payable	5,455,711
Payable for investments purchased	13,643,904
Secured borrowing payable	230,213,811
Advisory fee payable	379,719
Due to other related parties	42,249
Accrued expenses and other liabilities	179,541

Total liabilities	249,914,935

Total net assets	$704,865,436

NET ASSETS CONSIST OF
Paid-in capital	$983,069,140
Overdistributed net investment income	(13,739,294)
Accumulated net realized losses on investments	(305,621,288)
Net unrealized gains on investments	41,156,878

Total net assets	$704,865,436

NET ASSET VALUE PER SHARE
Based on $704,865,436 divided by 70,856,451 shares issued and outstanding (100,000,000 common shares authorized)	$9.95

Investments in unaffiliated securities, at cost	$873,941,233

Investments in affiliated securities, at cost	$21,956,846

Total investments, at cost	$895,898,079

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended October 31, 2012 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	19

Investment income
Interest	$35,666,098
Dividends	53,828
Income from affiliated securities	26,285

Total investment income	35,746,211

Expenses
Advisory fee	2,788,166
Administration fee	232,347
Custody and accounting fees	29,893
Professional fees	36,351
Shareholder report expenses	84,511
Trustees’ fees and expenses	7,446
Transfer agent fees	14,367
Interest expense	273,005
Secured borrowing fees	1,022,062
Other fees and expenses	23,593

Total expenses	4,511,741
Less: Fee waivers and/or expense reimbursements	(884,859)

Net expenses	3,626,882

Net investment income	32,119,329

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	5,563,299
Net change in unrealized gains (losses) on investments	15,360,574

Net realized and unrealized gains (losses) on investments	20,923,873

Net increase in net assets resulting from operations	$53,043,202

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Income Opportunities Fund	Statement of changes in net assets

	Six months ended October 31, 2012 (unaudited)	Year ended April 30, 2012

Operations
Net investment income	$32,119,329	$66,995,541
Net realized gains on investments	5,563,299	7,371,101
Net change in unrealized gains (losses) on investments	15,360,574	(33,221,928)

Net increase in net assets resulting from operations	53,043,202	41,144,714

Distributions to shareholders from
Net investment income	(33,278,040)	(71,940,314)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Reinvestment Plan	1,292,787	4,753,429

Total increase (decrease) in net assets	21,057,949	(26,042,171)

Net assets applicable to common shareholders
Beginning of period	683,807,487	709,849,658

End of period	$704,865,436	$683,807,487

Overdistributed net investment income	$(13,739,294)	$(6,076,636)

The accompanying notes are an integral part of these financial statements.

Statement of cash flows—six months ended October 31, 2012 (unaudited)	Wells Fargo Advantage Income Opportunities Fund	21

Cash flows from operating activities:
Net increase in net assets resulting from operations	$53,043,202

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(243,730,634)
Proceeds from disposition of investment securities	210,361,861
Amortization	(1,589,596)
Purchase of short-term investment securities, net	22,612,289
Decrease in interest and dividends receivable	568,476
Decrease in receivable for securities sold	1,475,206
Increase in principal paydown receivable	(64,100)
Decrease in prepaid expenses and other assets	55,047
Increase in payable for investments purchased	10,634,775
Increase in advisory fee payable	77,504
Increase in due to other related parties	2,467
Decrease in accrued expenses and other liabilities	(141,355)
Unrealized appreciation on investments	(15,360,574)
Net realized gains on investments	(5,563,299)

Net cash provided by operating activities	32,381,269

Cash flows from financing activities:
Cash distributions paid on common shares	(32,541,031)
Increase in secured borrowing	159,762

Net cash used in financing activities	(32,381,269)

Net decrease in cash	0

Cash:
Beginning of period	$0

End of period	$0

Supplemental cash disclosure:
Cash paid for interest	$59,194

Supplemental non-cash financing disclosure:
Reinvestment of dividends	$1,292,787

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Income Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended October 31, 2012 (unaudited)	Year ended April 30
		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.67	$10.11	$9.69	$7.37	$12.32	$14.26
Net investment income	0.45 [1]	0.95 [1]	1.02 [1]	1.06 [1]	1.35 [1]	1.64 [1]
Net realized and unrealized gains (losses) on investments	0.30	(0.37)	0.42	2.41	(4.91)	(1.85)
Distributions to preferred shareholders from net investment income	0.00	0.00	(0.00)[1]	(0.01)[1]	(0.08)[1]	(0.37)[1]

Total from investment operations	0.75	0.58	1.44	3.46	(3.64)	(0.58)
Distributions to common shareholders from
Net investment income	(0.47)	(1.02)	(1.02)	(1.08)	(1.31)	(1.36)
Tax basis return of capital	0.00	0.00	0.00	(0.06)[1]	0.00	0.00

Total distributions to common shareholders	(0.47)	(1.02)	(1.02)	(1.14)	(1.31)	(1.36)
Net asset value, end of period	$9.95	$9.67	$10.11	$9.69	$7.37	$12.32
Market value, end of period	$10.43	$10.29	$10.38	$9.63	$7.30	$11.71
Total return based on market value[2]	6.25%	10.03%	19.68%	49.84%	(25.48)%	(11.07)%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.35%	1.44%	1.79%	3.09%	1.21%
Net expenses	1.04%	1.03%	1.09%	1.13%	2.30%	1.21%
Interest expense[3]	0.08%	0.08%	0.11%	0.02%	0.79%	0.00%
Net investment income	9.21%	9.89%	10.55%[4]	11.81%[4]	14.35%[4]	9.81%[4]
Supplemental data
Portfolio turnover rate	14%	25%	42%	108%	88%	102%
Net assets of common shareholders, end of period (000s omitted)	$704,865	$683,807	$709,850	$676,144	$508,602	$849,573

Borrowings outstanding, end of period (000s omitted)	$230,000	$230,000	$230,000	N/A	N/A	N/A
Asset coverage per $1,000 of borrowing, end of period	$4,066	$3,973	$4,088	N/A	N/A	N/A

Liquidation value of Preferred Shares, end of period (thousands)	N/A	N/A	N/A	$196,000	$196,000	$490,000
Asset coverage ratio for Preferred Shares, end of period	N/A	N/A	N/A	394%	315%	272%

1.	Calculated based upon average common shares outstanding

2.	Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

3.	Interest expense ratio relates to interest associated with borrowings and/or leverage transactions.

4.	The net investment income ratio reflects any distributions paid to preferred shareholders.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Opportunities Fund	23

1. ORGANIZATION

Wells Fargo Advantage Income Opportunities Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on December 3, 2002, and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

24	Wells Fargo Advantage Income Opportunities Fund	Notes to financial statements (unaudited)

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At April 30, 2012, net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

Pre-enactment capital loss expiration
2015	2016	2017	2018
$6,603,920	$15,525,027	$130,598,584	$155,329,141

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to financial statements (unaudited)	Wells Fargo Advantage Income Opportunities Fund	25
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$986,320	$0	$4,298	$990,618
Preferred stocks	1,385,420	0	0	1,385,420
Corporate bonds and notes	0	792,780,916	0	792,780,916
Term loans	0	65,452,017	13,944,508	79,396,525
Yankee corporate bonds and notes	0	40,544,632	0	40,544,632
Short-term investments
Investment companies	21,956,846	0	0	21,956,846
	$24,328,586	898,777,565	13,948,806	$937,054,957

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended October 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term loans	Total
Balance as of April 30, 2012	$9,671	$5,611,506	$5,621,177
Accrued discounts (premiums)	0	5,934	5,934
Realized gains (losses)	0	27,213	27,213
Change in unrealized gains (losses)	(5,373)	(18,311)	(23,684)
Purchases	0	4,683,268	4,683,268
Sales	0	(2,650,037)	(2,650,037)
Transfers into Level 3	0	6,284,935	6,284,935
Transfers out of Level 3	0	0	0
Balance as of October 31, 2012	$4,298	$13,944,508	$13,948,806
Change in unrealized gains (losses) relating to securities still held at October 31, 2012	$(5,373)	$31,342	$25,969

The investments types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs.

4. TRANSACTIONS WITH AFFILIATES

Advisory Fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. Funds Management has committed through May 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s borrowing expenses to an amount that is 5 basis points lower than what the borrowing expenses would have been if the Fund had not redeemed its Auction Market Preferred Shares (“Preferred Shares”). Funds Management contractually waived its advisory fee in the amount of $884,859 for the six months ended October 31, 2012.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.40% of the Fund’s average daily total assets.

26	Wells Fargo Advantage Income Opportunities Fund	Notes to financial statements (unaudited)

Administration fee

Funds Management also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended October 31, 2012 and the year ended April 30, 2012, the Fund issued 130,500 and 487,572 shares, respectively.

The Fund no longer has any Preferred Shares outstanding.

6. BORROWINGS

The Fund has borrowed $230 million through a secured debt financing agreement administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230 million which expires on February 25, 2013, at which point it may be renegotiated and potentially renewed for another one-year term. At October 31, 2012, the Fund had secured borrowings outstanding in the amount of $230,213,811 (including accrued interest and usage and commitment fees payable).

The Fund’s borrowings under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 1.0%. During the six months ended October 31, 2012, an effective interest rate of 0.23% was incurred on the borrowings. Interest expense of $273,005, representing 0.08 % of the Fund’s average daily net assets, was incurred during the six months ended October 31, 2012.

The Fund has pledged all of its assets to secure the borrowings and currently pays, on a monthly basis, a usage fee at an annual rate of 0.40% of the daily average outstanding principal amount of borrowings and commitment fee at an annual rate of 0.40% of the product of (i) the daily average outstanding principal amount of borrowings and (ii) 1.02. Prior to February 27, 2012, both the usage fee and commitment fee were charged at an annual rate of 0.50%. The secured borrowing fee on the Statement of Operations of $1,022,062 represents the usage fee, commitment fee, and structuring fees. For the six months ended October 31, 2012, the Fund paid structuring fees in the amount of $67,660.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended October 31, 2012 were $225,492,425 and $124,915,344, respectively.

As of October 31, 2012, the Fund had unfunded term loan commitments of $7,611,164.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration Date	Record Date	Payable Date	Per Share Amount
October 26, 2012	November 15, 2012	December 3, 2012	$0.077
November 7, 2012	December 17, 2012	January 2, 2013	$0.077
December 28, 2012	January 15, 2013	February 1, 2013	$0.077

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Advantage Income Opportunities Fund	27

TAX INFORMATION

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and qualifying dividends on corporate stocks. This rate is scheduled to expire at the end of 2012. In the absence of further Congressional action, the maximum tax rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

In addition, for taxable years beginning after December 31, 2012, absent further Congressional action, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On August 6, 2012, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of Trustees:

Net Assets Voted “For”	Judith M. Johnson	$302,453,713
Net Assets Voted “Withheld”		$23,116,269
Net Assets Voted “For”	Leroy Keith, Jr.	$302,453,713
Net Assets Voted “Withheld”		$23,203,105
Net Assets Voted “For”	Donald C. Willeke	$302,453,713
Net Assets Voted“Withhold”		$22,273,056

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Income Opportunities Fund	Other information (unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 138 funds* comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is

525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2003	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Income Opportunities Fund	29

Name and year of birth	Position held and length of service	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2003	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma* (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Counsel, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

*	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 77 funds in the Fund complex.

30	Wells Fargo Advantage Income Opportunities Fund	Automatic dividend reinvestment plan

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

List of abbreviations	Wells Fargo Advantage Income Opportunities Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

This page is intentionally left blank.

Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

1-800-730-6001

Website: wellsfargoadvantagefunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

213216 12-12 SIO/SAR148 10-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 26, 2012

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 26, 2012